Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Variable Insurance Products Fund III
Entity Central Index Key	0000927384
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
VIP Balanced Portfolio - Initial Class
Shareholder Report [Line Items]
Fund Name	VIP Balanced Portfolio
Class Name	VIP Balanced Portfolio Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about VIP Balanced Portfolio for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 45	0.42%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.42%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities posted a strong gain for the 12 months ending December 31, 2024, driven by a sturdy economy, the Federal Reserve's long-anticipated pivot to cutting interest rates and the potential for artificial intelligence to drive transformative change. On the other hand, U.S. taxable investment-grade bonds finished the year with a low single-digit gain, as the bond market reflected both three interest-rate reductions by the Fed and meaningful increases in U.S. Treasury yields.
•Against this backdrop, asset allocation - overweighting stocks and underweighting investment-grade bonds - meaningfully contributed to the fund's performance versus the Fidelity Balanced 60/40 Composite Index for the year. Investment choices in the bond subportfolio also helped the fund's relative result.
•Among stocks, picks in the health care and industrials sectors stood out as relative contributors. The top individual contributor was an overweight in Nvidia (+169%). We trimmed exposure to Nvidia, making it the fund's No. 2 holding as of December 31.
•Elsewhere, avoiding weak-performing index component Intel (-60%) boosted the fund's relative result. A non-Composite stake in UCB (+119%) - a new position in the equity subportfolio this period - further contributed.
•Conversely, security selection and an underweight in the information technology sector notably detracted from relative performance for the 12 months. Investment choices in consumer discretionary and communication services also hurt.
•Mostly avoiding Broadcom (+110%), where we established a position this period, detracted the most on a relative basis, followed by an overweight in Adobe (-25%) and SolarEdge Technologies (-85%). We trimmed our positions in both Adobe and SolarEdge this period.
•In fixed income, the fund notably benefited from exposure to asset-backed securities, including collateralized loan obligations, while the fund's yield-curve positioning modestly detracted for the year.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE December 31, 2014 through December 31, 2024. Initial investment of $10,000. Initial Class $10,000 $10,059 $10,790 $12,562 $12,032 $14,980 $18,334 $21,682 $17,792 $21,622 $25,065 Fidelity Balanced 60/40 Composite Index℠ $10,000 $10,128 $10,970 $12,529 $12,235 $14,948 $17,150 $19,869 $16,732 $19,689 $22,651 S&P 500® Index $10,000 $10,138 $11,351 $13,829 $13,223 $17,386 $20,585 $26,494 $21,696 $27,399 $34,254 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Initial Class 15.92% 10.84% 9.62% Fidelity Balanced 60/40 Composite Index℠ 15.04% 8.67% 8.52% S&P 500® Index 25.02% 14.53% 13.10% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 7,634,971,647
Holdings Count | shares	332
Advisory Fees Paid, Amount	$ 32,367,968
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2024)
KEY FACTS
Fund Size	$7,634,971,647
Number of Holdings	332
Total Advisory Fee	$32,367,968
Portfolio Turnover	33%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 22.3 AAA 2.4 AA 0.2 A 2.7 BBB 5.5 BB 0.6 B 0.3 Not Rated 0.4 Equities 65.4 Short-Term Investments and Net Other Assets (Liabilities) 0.2 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 22.3 AAA - 2.4 AA - 0.2 A - 2.7 BBB - 5.5 BB - 0.6 B - 0.3 Not Rated - 0.4 Equities - 65.4 Short-Term Investments and Net Other Assets (Liabilities) - 0.2 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. MARKET SECTORS (% of Fund's net assets) Information Technology 21.2 Financials 13.3 Consumer Discretionary 7.4 Communication Services 7.3 Health Care 7.1 Industrials 5.6 Consumer Staples 3.6 Energy 3.0 Real Estate 2.2 Utilities 1.9 Materials 1.1 Common Stocks 65.2 Bonds 34.4 Preferred Stocks 0.2 Short-Term Investments and Net Other Assets (Liabilities) 0.2 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 65.2 Bonds - 34.4 Preferred Stocks - 0.2 Short-Term Investments and Net Other Assets (Liabilities) - 0.2
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Notes 12.5 Apple Inc 5.3 NVIDIA Corp 4.9 Microsoft Corp 4.7 US Treasury Bonds 3.8 Alphabet Inc Class A 3.3 Amazon.com Inc 3.1 Fannie Mae Mortgage pass-thru certificates 2.2 Meta Platforms Inc Class A 1.8 Ginnie Mae II Pool 1.7 43.3
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	funddocuments@fmr.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
VIP Dynamic Capital Appreciation Portfolio - Service Class
Shareholder Report [Line Items]
Fund Name	VIP Dynamic Capital Appreciation Portfolio
Class Name	VIP Dynamic Capital Appreciation Portfolio Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about VIP Dynamic Capital Appreciation Portfolio for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 81	0.72%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	0.72%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities gained in 2024, driven by a sturdy economy, the Federal Reserve's long-anticipated pivot to cutting interest rates and the potential for artificial intelligence to drive transformative change.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the S&P 500® index for the fiscal year, led by health care. Security selection in industrials, primarily within the capital goods industry, and information technology also boosted the fund's relative result.
•The top individual relative contributor was an overweight in Nvidia (+174%). The stock was the fund's biggest holding at period end. A second notable relative contributor was an overweight in GE Vernova (+137%). This was an investment we established this period. The company was one of the fund's largest holdings at period end. An overweight in Boston Scientific (+54%) also helped. The company was among the fund's largest holdings.
•In contrast, the biggest detractor from performance versus the benchmark was stock picking in consumer discretionary. An overweight in health care also hampered the fund's result, as did our picks and an underweight in communication services, primarily within the media & entertainment industry.
•Not owning Broadcom, a benchmark component that gained about 110%, was the biggest individual relative detractor. A non-benchmark stake in MongoDB returned approximately -39% and was the second-largest relative detractor. The stock was not held at period end. Not owning Tesla, a benchmark component that gained about 63%, also hurt.
•Notable changes in positioning include higher allocations to the consumer discretionary and financials sectors.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE December 31, 2014 through December 31, 2024. Initial investment of $10,000. Service Class $10,000 $10,116 $10,395 $12,864 $12,225 $15,887 $21,205 $26,395 $20,868 $26,906 $33,727 S&P 500® Index $10,000 $10,138 $11,351 $13,829 $13,223 $17,386 $20,585 $26,494 $21,696 $27,399 $34,254 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Service Class 25.35% 16.25% 12.93% S&P 500® Index 25.02% 14.53% 13.10% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 279,787,748
Holdings Count | shares	146
Advisory Fees Paid, Amount	$ 1,666,387
Investment Company Portfolio Turnover	61.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2024)
KEY FACTS
Fund Size	$279,787,748
Number of Holdings	146
Total Advisory Fee	$1,666,387
Portfolio Turnover	61%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 28.5 Health Care 17.2 Financials 13.2 Consumer Discretionary 12.7 Industrials 12.2 Communication Services 7.5 Energy 2.8 Materials 2.6 Consumer Staples 2.4 Real Estate 0.8 Common Stocks 99.6 Preferred Stocks 0.3 Preferred Securities 0.0 Bonds 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.1 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.6 Preferred Stocks - 0.3 Preferred Securities - 0.0 Bonds - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.1 United States 89.8 China 2.5 Taiwan 2.1 Canada 1.5 Brazil 0.9 Israel 0.8 Belgium 0.7 Netherlands 0.7 Germany 0.4 Others 0.6 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 89.8 China - 2.5 Taiwan - 2.1 Canada - 1.5 Brazil - 0.9 Israel - 0.8 Belgium - 0.7 Netherlands - 0.7 Germany - 0.4 Others - 0.6
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) NVIDIA Corp 8.7 Apple Inc 7.2 Amazon.com Inc 5.2 Microsoft Corp 4.5 Boston Scientific Corp 3.1 Alphabet Inc Class A 3.0 Mastercard Inc Class A 2.8 Taiwan Semiconductor Manufacturing Co Ltd ADR 2.0 Alphabet Inc Class C 1.7 GE Vernova Inc 1.6 39.8
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	funddocuments@fmr.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
VIP Value Strategies Portfolio - Initial Class
Shareholder Report [Line Items]
Fund Name	VIP Value Strategies Portfolio
Class Name	VIP Value Strategies Portfolio Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about VIP Value Strategies Portfolio for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 63	0.60%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities gained in 2024, driven by a sturdy economy, the Federal Reserve's long-anticipated pivot to cutting interest rates and the potential for artificial intelligence to drive transformative change.
•Against this backdrop, security selection was the primary detractor from the fund's performance versus the Russell Midcap Value Index for the fiscal year, especially within the consumer discretionary sector. Stock picking and an overweight in industrials also hampered the fund's result. Investment choices in communication services hurt as well.
•The biggest individual relative detractor was our non-benchmark stake in CVS Health (-41%). An overweight in Chemours (-44%) and position in Centene (-20%) also hurt. The latter stock was not held at period end but was among the fund's biggest holdings in 2024.
•In contrast, the biggest contributor to performance versus the benchmark was stock selection in information technology, primarily within the technology hardware & equipment industry. Picks in utilities also boosted relative performance. An overweight in financials, primarily within the financial services industry, helped as well.
•The top individual relative contributor was an overweight in Constellation Energy (+88%). This period we decreased our stake in Constellation Energy although it was among our largest holdings this period. A non-benchmark stake in Apollo Global Management gained approximately 80% and further bolstered relative performance. The stock was one of our largest holdings. A non-benchmark stake in Targa Resources (+111%) also helped.
•Notable changes in positioning include decreased exposure to the utilities and real estate sectors.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE December 31, 2014 through December 31, 2024. Initial investment of $10,000. Initial Class $10,000 $9,701 $10,635 $12,693 $10,495 $14,119 $15,284 $20,420 $18,985 $22,943 $25,100 Russell Midcap® Value Index $10,000 $9,522 $11,426 $12,951 $11,359 $14,433 $15,150 $19,443 $17,104 $19,278 $21,798 Russell 3000® Index $10,000 $10,048 $11,327 $13,721 $13,002 $17,035 $20,593 $25,877 $20,907 $26,334 $32,604 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Initial Class 9.40% 12.20% 9.64% Russell Midcap® Value Index 13.07% 8.59% 8.10% Russell 3000® Index 23.81% 13.86% 12.55% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 938,382,301
Holdings Count | shares	116
Advisory Fees Paid, Amount	$ 4,291,907
Investment Company Portfolio Turnover	66.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2024)
KEY FACTS
Fund Size	$938,382,301
Number of Holdings	116
Total Advisory Fee	$4,291,907
Portfolio Turnover	66%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 21.4 Industrials 18.7 Consumer Discretionary 9.4 Materials 7.9 Energy 6.9 Information Technology 6.9 Real Estate 6.3 Health Care 5.9 Consumer Staples 5.3 Utilities 5.2 Communication Services 2.4 Common Stocks 96.3 Short-Term Investments and Net Other Assets (Liabilities) 3.7 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 96.3 Short-Term Investments and Net Other Assets (Liabilities) - 3.7 United States 91.2 Canada 4.0 Bailiwick Of Jersey 0.9 Spain 0.7 Puerto Rico 0.7 India 0.7 Portugal 0.5 Sweden 0.5 United Kingdom 0.4 Others 0.4 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 91.2 Canada - 4.0 Bailiwick Of Jersey - 0.9 Spain - 0.7 Puerto Rico - 0.7 India - 0.7 Portugal - 0.5 Sweden - 0.5 United Kingdom - 0.4 Others - 0.4
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Global Payments Inc 1.9 Apollo Global Management Inc 1.9 East West Bancorp Inc 1.9 First Citizens BancShares Inc/NC Class A 1.8 Canadian Natural Resources Ltd 1.6 PG&E Corp 1.5 Ventas Inc 1.5 Ameriprise Financial Inc 1.5 Jabil Inc 1.5 ON Semiconductor Corp 1.3 16.4
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	funddocuments@fmr.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
VIP Growth & Income Portfolio - Service Class
Shareholder Report [Line Items]
Fund Name	VIP Growth & Income Portfolio
Class Name	VIP Growth & Income Portfolio Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about VIP Growth & Income Portfolio for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 65	0.59%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	0.59%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities gained in 2024, driven by a sturdy economy, the Federal Reserve's long-anticipated pivot to cutting interest rates and the potential for artificial intelligence to drive transformative change.
•Against this backdrop, market selection was the primary detractor from the fund's performance versus the S&P 500® index for the fiscal year, especially an overweight in energy. Security selection and an underweight in communication services, primarily within the media & entertainment industry, also hampered the fund's result. Also hurting our result was an underweight in information technology, primarily within the semiconductors & semiconductor equipment industry.
•The largest individual relative detractor was an underweight in Nvidia (+171%), which was among the largest holdings. A second notable relative detractor was an overweight in Boeing (-33%). The company was one of the fund's biggest holdings this period. An underweight in Meta Platforms (+66%) also detracted. This was an investment we established this period.
•In contrast, the biggest contributor to performance versus the benchmark was security selection in industrials, primarily within the capital goods industry. Stock picking in health care also boosted relative performance. Also lifting the fund's relative result were stock picks and an overweight in financials, primarily within the banks industry.
•The top individual relative contributor was an overweight in GE Aerospace (+66%). The company was one of the fund's biggest holdings. A second notable relative contributor was an overweight in GE Vernova (+127%). This was an investment we established this period. The company also was among our biggest holdings at period end. An overweight in Wells Fargo (+43%) also helped. The company, too, was a sizable holding.
•Notable changes in positioning include a higher allocation to information technology.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE December 31, 2014 through December 31, 2024. Initial investment of $10,000. Service Class $10,000 $9,765 $11,322 $13,221 $12,021 $15,620 $16,829 $21,164 $20,101 $23,845 $29,112 S&P 500® Index $10,000 $10,138 $11,351 $13,829 $13,223 $17,386 $20,585 $26,494 $21,696 $27,399 $34,254 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Service Class 22.09% 13.26% 11.28% S&P 500® Index 25.02% 14.53% 13.10% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 2,444,208,883
Holdings Count | shares	177
Advisory Fees Paid, Amount	$ 11,224,574
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2024)
KEY FACTS
Fund Size	$2,444,208,883
Number of Holdings	177
Total Advisory Fee	$11,224,574
Portfolio Turnover	14%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 23.4 Financials 20.2 Industrials 16.4 Health Care 11.0 Energy 8.9 Consumer Staples 5.9 Communication Services 4.5 Utilities 2.4 Consumer Discretionary 2.0 Real Estate 1.2 Materials 1.1 Common Stocks 96.0 Preferred Stocks 0.9 Bonds 0.1 Short-Term Investments and Net Other Assets (Liabilities) 3.0 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 96.0 Preferred Stocks - 0.9 Bonds - 0.1 Short-Term Investments and Net Other Assets (Liabilities) - 3.0 United States 91.0 Canada 1.5 Germany 1.5 United Kingdom 1.2 Netherlands 1.0 Belgium 0.9 France 0.8 Zambia 0.7 Taiwan 0.6 Others 0.8 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 91.0 Canada - 1.5 Germany - 1.5 United Kingdom - 1.2 Netherlands - 1.0 Belgium - 0.9 France - 0.8 Zambia - 0.7 Taiwan - 0.6 Others - 0.8
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Microsoft Corp 7.5 Wells Fargo & Co 6.5 Exxon Mobil Corp 5.8 GE Aerospace 4.6 NVIDIA Corp 4.1 Apple Inc 3.2 Bank of America Corp 2.9 Visa Inc Class A 2.3 GE Vernova Inc 2.2 UnitedHealth Group Inc 1.8 40.9
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	funddocuments@fmr.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
VIP Mid Cap Portfolio - Investor Class
Shareholder Report [Line Items]
Fund Name	VIP Mid Cap Portfolio
Class Name	VIP Mid Cap Portfolio Investor Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about VIP Mid Cap Portfolio for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 70	0.65%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities gained in 2024, driven by a sturdy economy, the Federal Reserve's long-anticipated pivot to cutting interest rates and the potential for artificial intelligence to drive transformative change.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the S&P MidCap 400 Index for the year, led by the consumer discretionary sector. Picks in consumer staples and financials, primarily banks, also boosted the fund's relative performance.
•The fund's non-benchmark stake in Vertiv Holdings gained 141% and was the top individual relative contributor. This period we decreased our position in the stock. An overweight in Deckers Outdoor (+83%) helped as well. This period we decreased our position in Deckers Outdoor. Another notable relative contributor was our non-benchmark stake in Howmet Aerospace (+110%). The stock was not held at period end.
•In contrast, the biggest detractor from performance versus the benchmark was stock picking in information technology. Also hurting our result was security selection in energy and utilities. Lastly, the fund's position in cash further detracted.
•Not owning Texas Pacific Land, a benchmark component that gained 117%, was the biggest individual relative detractor. Our stake in Super Micro Computer (+276%) also hurt. The stock was not held at period end. A holding in Emcor (+111%) detracted as well. This was an investment we established in 2024.
•Notable changes in positioning include increased exposure to the health care and financials sectors.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE December 31, 2014 through December 31, 2024. Initial investment of $10,000. Investor Class $10,000 $9,853 $11,048 $13,338 $11,391 $14,050 $16,590 $20,827 $17,739 $20,400 $23,951 S&P MidCap 400® Index $10,000 $9,782 $11,811 $13,730 $12,208 $15,407 $17,511 $21,847 $18,993 $22,115 $25,196 Russell 3000® Index $10,000 $10,048 $11,327 $13,721 $13,002 $17,035 $20,593 $25,877 $20,907 $26,334 $32,604 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Investor Class 17.40% 11.26% 9.13% S&P MidCap 400® Index 13.93% 10.34% 9.68% Russell 3000® Index 23.81% 13.86% 12.55% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 7,489,948,736
Holdings Count | shares	180
Advisory Fees Paid, Amount	$ 40,873,181
Investment Company Portfolio Turnover	52.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2024)
KEY FACTS
Fund Size	$7,489,948,736
Number of Holdings	180
Total Advisory Fee	$40,873,181
Portfolio Turnover	52%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 20.1 Industrials 18.1 Consumer Discretionary 12.3 Health Care 11.7 Information Technology 9.7 Real Estate 6.5 Energy 6.0 Materials 5.2 Consumer Staples 4.9 Utilities 3.4 Communication Services 1.8 Common Stocks 99.7 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.7 Short-Term Investments and Net Other Assets (Liabilities) - 0.3 United States 91.1 Canada 2.2 Israel 1.6 United Kingdom 1.6 Belgium 0.9 Puerto Rico 0.8 Brazil 0.4 Italy 0.4 France 0.3 Others 0.7 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 91.1 Canada - 2.2 Israel - 1.6 United Kingdom - 1.6 Belgium - 0.9 Puerto Rico - 0.8 Brazil - 0.4 Italy - 0.4 France - 0.3 Others - 0.7
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Reinsurance Group of America Inc 1.5 US Foods Holding Corp 1.4 ITT Inc 1.4 Williams-Sonoma Inc 1.3 East West Bancorp Inc 1.3 Wintrust Financial Corp 1.3 Primerica Inc 1.2 Performance Food Group Co 1.2 AptarGroup Inc 1.2 Wix.com Ltd 1.2 13.0
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	funddocuments@fmr.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
VIP Growth Opportunities Portfolio - Service Class
Shareholder Report [Line Items]
Fund Name	VIP Growth Opportunities Portfolio
Class Name	VIP Growth Opportunities Portfolio Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about VIP Growth Opportunities Portfolio for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 81	0.67%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	0.67%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities gained in 2024, driven by a sturdy economy, the Federal Reserve's long-anticipated pivot to cutting interest rates and the potential for artificial intelligence to drive transformative change.
•Against this backdrop, security selection and sector/industry selection contributed in roughly equal measure to the fund's performance versus the Russell 1000 Growth Index for the year, led by information technology. An overweight in communication services, primarily within the media & entertainment industry, also boosted relative performance. Also contributing were security selection and an underweight in consumer discretionary, primarily within the consumer discretionary distribution & retail industry.
•The top individual relative contributor was an overweight in Nvidia (+171%). The stock was the fund's biggest holding. A second notable relative contributor was a non-benchmark stake in Sea (+160%). This period we decreased our investment in Sea. Another notable relative contributor was an overweight in Carvana (+283%).
•In contrast, the biggest detractor from performance versus the benchmark was stock picking in communication services, primarily within the media & entertainment industry. Also hurting our result were stock picks in financials, primarily within the financial services industry, and utilities.
•The biggest individual relative detractor was an overweight in Roku (-19%). This period we increased our position in Roku, which was one of the fund's largest holdings. A second notable relative detractor was a non-benchmark stake in ON Semiconductor (-24%). An overweight in Builders FirstSource (-14%) also detracted. This period we increased our position in Builders FirstSource.
•Notable changes in positioning include decreased exposure to the health care sector and a higher allocation to consumer discretionary.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE December 31, 2014 through December 31, 2024. Initial investment of $10,000. Service Class $10,000 $10,548 $10,578 $14,212 $15,966 $22,464 $37,850 $42,327 $26,153 $38,055 $52,804 Russell 1000® Growth Index $10,000 $10,567 $11,314 $14,733 $14,510 $19,790 $27,408 $34,971 $24,782 $35,358 $47,152 Russell 1000® Index $10,000 $10,092 $11,308 $13,761 $13,102 $17,220 $20,830 $26,340 $21,302 $26,953 $33,560 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Service Class 38.76% 18.64% 18.10% Russell 1000® Growth Index 33.36% 18.96% 16.78% Russell 1000® Index 24.51% 14.28% 12.87% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 3,885,385,455
Holdings Count | shares	196
Advisory Fees Paid, Amount	$ 19,748,951
Investment Company Portfolio Turnover	58.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2024)
KEY FACTS
Fund Size	$3,885,385,455
Number of Holdings	196
Total Advisory Fee	$19,748,951
Portfolio Turnover	58%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 47.7 Communication Services 21.0 Consumer Discretionary 12.5 Financials 7.0 Health Care 4.8 Industrials 4.6 Consumer Staples 1.2 Utilities 1.0 Materials 0.3 Common Stocks 97.9 Preferred Stocks 2.1 Bonds 0.1 Preferred Securities 0.0 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 97.9 Preferred Stocks - 2.1 Bonds - 0.1 Preferred Securities - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - (0.1)% United States 94.0 Taiwan 1.6 Singapore 1.4 China 1.1 Canada 0.5 Germany 0.4 India 0.2 Netherlands 0.2 United Kingdom 0.2 Others 0.4 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 94.0 Taiwan - 1.6 Singapore - 1.4 China - 1.1 Canada - 0.5 Germany - 0.4 India - 0.2 Netherlands - 0.2 United Kingdom - 0.2 Others - 0.4
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) NVIDIA Corp 12.8 Microsoft Corp 8.2 Meta Platforms Inc Class A 6.2 Amazon.com Inc 5.6 Apple Inc 5.5 Broadcom Inc 4.8 Alphabet Inc Class C 4.4 Roku Inc Class A 3.2 Tesla Inc 2.4 Visa Inc Class A 2.2 55.3
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	funddocuments@fmr.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
VIP Growth & Income Portfolio - Investor Class
Shareholder Report [Line Items]
Fund Name	VIP Growth & Income Portfolio
Class Name	VIP Growth & Income Portfolio Investor Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about VIP Growth & Income Portfolio for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 63	0.57%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	0.57%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities gained in 2024, driven by a sturdy economy, the Federal Reserve's long-anticipated pivot to cutting interest rates and the potential for artificial intelligence to drive transformative change.
•Against this backdrop, market selection was the primary detractor from the fund's performance versus the S&P 500® index for the fiscal year, especially an overweight in energy. Security selection and an underweight in communication services, primarily within the media & entertainment industry, also hampered the fund's result. Also hurting our result was an underweight in information technology, primarily within the semiconductors & semiconductor equipment industry.
•The largest individual relative detractor was an underweight in Nvidia (+171%), which was among the largest holdings. A second notable relative detractor was an overweight in Boeing (-33%). The company was one of the fund's biggest holdings this period. An underweight in Meta Platforms (+66%) also detracted. This was an investment we established this period.
•In contrast, the biggest contributor to performance versus the benchmark was security selection in industrials, primarily within the capital goods industry. Stock picking in health care also boosted relative performance. Also lifting the fund's relative result were stock picks and an overweight in financials, primarily within the banks industry.
•The top individual relative contributor was an overweight in GE Aerospace (+66%). The company was one of the fund's biggest holdings. A second notable relative contributor was an overweight in GE Vernova (+127%). This was an investment we established this period. The company also was among our biggest holdings at period end. An overweight in Wells Fargo (+43%) also helped. The company, too, was a sizable holding.
•Notable changes in positioning include a higher allocation to information technology.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE December 31, 2014 through December 31, 2024. Initial investment of $10,000. Investor Class $10,000 $9,768 $11,327 $13,233 $12,035 $15,642 $16,856 $21,204 $20,143 $23,893 $29,192 S&P 500® Index $10,000 $10,138 $11,351 $13,829 $13,223 $17,386 $20,585 $26,494 $21,696 $27,399 $34,254 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Investor Class 22.18% 13.29% 11.31% S&P 500® Index 25.02% 14.53% 13.10% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 2,444,208,883
Holdings Count | shares	177
Advisory Fees Paid, Amount	$ 11,224,574
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2024)
KEY FACTS
Fund Size	$2,444,208,883
Number of Holdings	177
Total Advisory Fee	$11,224,574
Portfolio Turnover	14%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 23.4 Financials 20.2 Industrials 16.4 Health Care 11.0 Energy 8.9 Consumer Staples 5.9 Communication Services 4.5 Utilities 2.4 Consumer Discretionary 2.0 Real Estate 1.2 Materials 1.1 Common Stocks 96.0 Preferred Stocks 0.9 Bonds 0.1 Short-Term Investments and Net Other Assets (Liabilities) 3.0 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 96.0 Preferred Stocks - 0.9 Bonds - 0.1 Short-Term Investments and Net Other Assets (Liabilities) - 3.0 United States 91.0 Canada 1.5 Germany 1.5 United Kingdom 1.2 Netherlands 1.0 Belgium 0.9 France 0.8 Zambia 0.7 Taiwan 0.6 Others 0.8 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 91.0 Canada - 1.5 Germany - 1.5 United Kingdom - 1.2 Netherlands - 1.0 Belgium - 0.9 France - 0.8 Zambia - 0.7 Taiwan - 0.6 Others - 0.8
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Microsoft Corp 7.5 Wells Fargo & Co 6.5 Exxon Mobil Corp 5.8 GE Aerospace 4.6 NVIDIA Corp 4.1 Apple Inc 3.2 Bank of America Corp 2.9 Visa Inc Class A 2.3 GE Vernova Inc 2.2 UnitedHealth Group Inc 1.8 40.9
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	funddocuments@fmr.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
VIP Dynamic Capital Appreciation Portfolio - Service Class 2
Shareholder Report [Line Items]
Fund Name	VIP Dynamic Capital Appreciation Portfolio
Class Name	VIP Dynamic Capital Appreciation Portfolio Service Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about VIP Dynamic Capital Appreciation Portfolio for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 98	0.87%

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	0.87%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities gained in 2024, driven by a sturdy economy, the Federal Reserve's long-anticipated pivot to cutting interest rates and the potential for artificial intelligence to drive transformative change.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the S&P 500® index for the fiscal year, led by health care. Security selection in industrials, primarily within the capital goods industry, and information technology also boosted the fund's relative result.
•The top individual relative contributor was an overweight in Nvidia (+174%). The stock was the fund's biggest holding at period end. A second notable relative contributor was an overweight in GE Vernova (+137%). This was an investment we established this period. The company was one of the fund's largest holdings at period end. An overweight in Boston Scientific (+54%) also helped. The company was among the fund's largest holdings.
•In contrast, the biggest detractor from performance versus the benchmark was stock picking in consumer discretionary. An overweight in health care also hampered the fund's result, as did our picks and an underweight in communication services, primarily within the media & entertainment industry.
•Not owning Broadcom, a benchmark component that gained about 110%, was the biggest individual relative detractor. A non-benchmark stake in MongoDB returned approximately -39% and was the second-largest relative detractor. The stock was not held at period end. Not owning Tesla, a benchmark component that gained about 63%, also hurt.
•Notable changes in positioning include higher allocations to the consumer discretionary and financials sectors.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE December 31, 2014 through December 31, 2024. Initial investment of $10,000. Service Class 2 $10,000 $10,102 $10,371 $12,808 $12,147 $15,769 $21,026 $26,129 $20,629 $26,555 $33,245 S&P 500® Index $10,000 $10,138 $11,351 $13,829 $13,223 $17,386 $20,585 $26,494 $21,696 $27,399 $34,254 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Service Class 2 25.19% 16.09% 12.76% S&P 500® Index 25.02% 14.53% 13.10% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 279,787,748
Holdings Count | shares	146
Advisory Fees Paid, Amount	$ 1,666,387
Investment Company Portfolio Turnover	61.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2024)
KEY FACTS
Fund Size	$279,787,748
Number of Holdings	146
Total Advisory Fee	$1,666,387
Portfolio Turnover	61%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 28.5 Health Care 17.2 Financials 13.2 Consumer Discretionary 12.7 Industrials 12.2 Communication Services 7.5 Energy 2.8 Materials 2.6 Consumer Staples 2.4 Real Estate 0.8 Common Stocks 99.6 Preferred Stocks 0.3 Preferred Securities 0.0 Bonds 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.1 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.6 Preferred Stocks - 0.3 Preferred Securities - 0.0 Bonds - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.1 United States 89.8 China 2.5 Taiwan 2.1 Canada 1.5 Brazil 0.9 Israel 0.8 Belgium 0.7 Netherlands 0.7 Germany 0.4 Others 0.6 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 89.8 China - 2.5 Taiwan - 2.1 Canada - 1.5 Brazil - 0.9 Israel - 0.8 Belgium - 0.7 Netherlands - 0.7 Germany - 0.4 Others - 0.6
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) NVIDIA Corp 8.7 Apple Inc 7.2 Amazon.com Inc 5.2 Microsoft Corp 4.5 Boston Scientific Corp 3.1 Alphabet Inc Class A 3.0 Mastercard Inc Class A 2.8 Taiwan Semiconductor Manufacturing Co Ltd ADR 2.0 Alphabet Inc Class C 1.7 GE Vernova Inc 1.6 39.8
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	funddocuments@fmr.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
VIP Balanced Portfolio - Service Class
Shareholder Report [Line Items]
Fund Name	VIP Balanced Portfolio
Class Name	VIP Balanced Portfolio Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about VIP Balanced Portfolio for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 57	0.52%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	0.52%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities posted a strong gain for the 12 months ending December 31, 2024, driven by a sturdy economy, the Federal Reserve's long-anticipated pivot to cutting interest rates and the potential for artificial intelligence to drive transformative change. On the other hand, U.S. taxable investment-grade bonds finished the year with a low single-digit gain, as the bond market reflected both three interest-rate reductions by the Fed and meaningful increases in U.S. Treasury yields.
•Against this backdrop, asset allocation - overweighting stocks and underweighting investment-grade bonds - meaningfully contributed to the fund's performance versus the Fidelity Balanced 60/40 Composite Index for the year. Investment choices in the bond subportfolio also helped the fund's relative result.
•Among stocks, picks in the health care and industrials sectors stood out as relative contributors. The top individual contributor was an overweight in Nvidia (+169%). We trimmed exposure to Nvidia, making it the fund's No. 2 holding as of December 31.
•Elsewhere, avoiding weak-performing index component Intel (-60%) boosted the fund's relative result. A non-Composite stake in UCB (+119%) - a new position in the equity subportfolio this period - further contributed.
•Conversely, security selection and an underweight in the information technology sector notably detracted from relative performance for the 12 months. Investment choices in consumer discretionary and communication services also hurt.
•Mostly avoiding Broadcom (+110%), where we established a position this period, detracted the most on a relative basis, followed by an overweight in Adobe (-25%) and SolarEdge Technologies (-85%). We trimmed our positions in both Adobe and SolarEdge this period.
•In fixed income, the fund notably benefited from exposure to asset-backed securities, including collateralized loan obligations, while the fund's yield-curve positioning modestly detracted for the year.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE December 31, 2014 through December 31, 2024. Initial investment of $10,000. Service Class $10,000 $10,051 $10,770 $12,520 $11,985 $14,898 $18,224 $21,527 $17,647 $21,423 $24,814 Fidelity Balanced 60/40 Composite Index℠ $10,000 $10,128 $10,970 $12,529 $12,235 $14,948 $17,150 $19,869 $16,732 $19,689 $22,651 S&P 500® Index $10,000 $10,138 $11,351 $13,829 $13,223 $17,386 $20,585 $26,494 $21,696 $27,399 $34,254 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Service Class 15.83% 10.74% 9.51% Fidelity Balanced 60/40 Composite Index℠ 15.04% 8.67% 8.52% S&P 500® Index 25.02% 14.53% 13.10% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 7,634,971,647
Holdings Count | shares	332
Advisory Fees Paid, Amount	$ 32,367,968
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2024)
KEY FACTS
Fund Size	$7,634,971,647
Number of Holdings	332
Total Advisory Fee	$32,367,968
Portfolio Turnover	33%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 22.3 AAA 2.4 AA 0.2 A 2.7 BBB 5.5 BB 0.6 B 0.3 Not Rated 0.4 Equities 65.4 Short-Term Investments and Net Other Assets (Liabilities) 0.2 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 22.3 AAA - 2.4 AA - 0.2 A - 2.7 BBB - 5.5 BB - 0.6 B - 0.3 Not Rated - 0.4 Equities - 65.4 Short-Term Investments and Net Other Assets (Liabilities) - 0.2 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. MARKET SECTORS (% of Fund's net assets) Information Technology 21.2 Financials 13.3 Consumer Discretionary 7.4 Communication Services 7.3 Health Care 7.1 Industrials 5.6 Consumer Staples 3.6 Energy 3.0 Real Estate 2.2 Utilities 1.9 Materials 1.1 Common Stocks 65.2 Bonds 34.4 Preferred Stocks 0.2 Short-Term Investments and Net Other Assets (Liabilities) 0.2 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 65.2 Bonds - 34.4 Preferred Stocks - 0.2 Short-Term Investments and Net Other Assets (Liabilities) - 0.2
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Notes 12.5 Apple Inc 5.3 NVIDIA Corp 4.9 Microsoft Corp 4.7 US Treasury Bonds 3.8 Alphabet Inc Class A 3.3 Amazon.com Inc 3.1 Fannie Mae Mortgage pass-thru certificates 2.2 Meta Platforms Inc Class A 1.8 Ginnie Mae II Pool 1.7 43.3
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	funddocuments@fmr.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
VIP Balanced Portfolio - Service Class 2
Shareholder Report [Line Items]
Fund Name	VIP Balanced Portfolio
Class Name	VIP Balanced Portfolio Service Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about VIP Balanced Portfolio for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 73	0.67%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	0.67%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities posted a strong gain for the 12 months ending December 31, 2024, driven by a sturdy economy, the Federal Reserve's long-anticipated pivot to cutting interest rates and the potential for artificial intelligence to drive transformative change. On the other hand, U.S. taxable investment-grade bonds finished the year with a low single-digit gain, as the bond market reflected both three interest-rate reductions by the Fed and meaningful increases in U.S. Treasury yields.
•Against this backdrop, asset allocation - overweighting stocks and underweighting investment-grade bonds - meaningfully contributed to the fund's performance versus the Fidelity Balanced 60/40 Composite Index for the year. Investment choices in the bond subportfolio also helped the fund's relative result.
•Among stocks, picks in the health care and industrials sectors stood out as relative contributors. The top individual contributor was an overweight in Nvidia (+169%). We trimmed exposure to Nvidia, making it the fund's No. 2 holding as of December 31.
•Elsewhere, avoiding weak-performing index component Intel (-60%) boosted the fund's relative result. A non-Composite stake in UCB (+119%) - a new position in the equity subportfolio this period - further contributed.
•Conversely, security selection and an underweight in the information technology sector notably detracted from relative performance for the 12 months. Investment choices in consumer discretionary and communication services also hurt.
•Mostly avoiding Broadcom (+110%), where we established a position this period, detracted the most on a relative basis, followed by an overweight in Adobe (-25%) and SolarEdge Technologies (-85%). We trimmed our positions in both Adobe and SolarEdge this period.
•In fixed income, the fund notably benefited from exposure to asset-backed securities, including collateralized loan obligations, while the fund's yield-curve positioning modestly detracted for the year.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE December 31, 2014 through December 31, 2024. Initial investment of $10,000. Service Class 2 $10,000 $10,036 $10,736 $12,467 $11,913 $14,786 $18,057 $21,306 $17,431 $21,142 $24,435 Fidelity Balanced 60/40 Composite Index℠ $10,000 $10,128 $10,970 $12,529 $12,235 $14,948 $17,150 $19,869 $16,732 $19,689 $22,651 S&P 500® Index $10,000 $10,138 $11,351 $13,829 $13,223 $17,386 $20,585 $26,494 $21,696 $27,399 $34,254 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Service Class 2 15.58% 10.57% 9.35% Fidelity Balanced 60/40 Composite Index℠ 15.04% 8.67% 8.52% S&P 500® Index 25.02% 14.53% 13.10% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 7,634,971,647
Holdings Count | shares	332
Advisory Fees Paid, Amount	$ 32,367,968
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2024)
KEY FACTS
Fund Size	$7,634,971,647
Number of Holdings	332
Total Advisory Fee	$32,367,968
Portfolio Turnover	33%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 22.3 AAA 2.4 AA 0.2 A 2.7 BBB 5.5 BB 0.6 B 0.3 Not Rated 0.4 Equities 65.4 Short-Term Investments and Net Other Assets (Liabilities) 0.2 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 22.3 AAA - 2.4 AA - 0.2 A - 2.7 BBB - 5.5 BB - 0.6 B - 0.3 Not Rated - 0.4 Equities - 65.4 Short-Term Investments and Net Other Assets (Liabilities) - 0.2 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. MARKET SECTORS (% of Fund's net assets) Information Technology 21.2 Financials 13.3 Consumer Discretionary 7.4 Communication Services 7.3 Health Care 7.1 Industrials 5.6 Consumer Staples 3.6 Energy 3.0 Real Estate 2.2 Utilities 1.9 Materials 1.1 Common Stocks 65.2 Bonds 34.4 Preferred Stocks 0.2 Short-Term Investments and Net Other Assets (Liabilities) 0.2 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 65.2 Bonds - 34.4 Preferred Stocks - 0.2 Short-Term Investments and Net Other Assets (Liabilities) - 0.2
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Notes 12.5 Apple Inc 5.3 NVIDIA Corp 4.9 Microsoft Corp 4.7 US Treasury Bonds 3.8 Alphabet Inc Class A 3.3 Amazon.com Inc 3.1 Fannie Mae Mortgage pass-thru certificates 2.2 Meta Platforms Inc Class A 1.8 Ginnie Mae II Pool 1.7 43.3
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	funddocuments@fmr.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
VIP Growth Opportunities Portfolio - Service Class 2
Shareholder Report [Line Items]
Fund Name	VIP Growth Opportunities Portfolio
Class Name	VIP Growth Opportunities Portfolio Service Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about VIP Growth Opportunities Portfolio for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 98	0.82%

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	0.82%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities gained in 2024, driven by a sturdy economy, the Federal Reserve's long-anticipated pivot to cutting interest rates and the potential for artificial intelligence to drive transformative change.
•Against this backdrop, security selection and sector/industry selection contributed in roughly equal measure to the fund's performance versus the Russell 1000 Growth Index for the year, led by information technology. An overweight in communication services, primarily within the media & entertainment industry, also boosted relative performance. Also contributing were security selection and an underweight in consumer discretionary, primarily within the consumer discretionary distribution & retail industry.
•The top individual relative contributor was an overweight in Nvidia (+171%). The stock was the fund's biggest holding. A second notable relative contributor was a non-benchmark stake in Sea (+160%). This period we decreased our investment in Sea. Another notable relative contributor was an overweight in Carvana (+283%).
•In contrast, the biggest detractor from performance versus the benchmark was stock picking in communication services, primarily within the media & entertainment industry. Also hurting our result were stock picks in financials, primarily within the financial services industry, and utilities.
•The biggest individual relative detractor was an overweight in Roku (-19%). This period we increased our position in Roku, which was one of the fund's largest holdings. A second notable relative detractor was a non-benchmark stake in ON Semiconductor (-24%). An overweight in Builders FirstSource (-14%) also detracted. This period we increased our position in Builders FirstSource.
•Notable changes in positioning include decreased exposure to the health care sector and a higher allocation to consumer discretionary.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE December 31, 2014 through December 31, 2024. Initial investment of $10,000. Service Class 2 $10,000 $10,534 $10,544 $14,147 $15,870 $22,297 $37,505 $41,887 $25,837 $37,542 $52,011 Russell 1000® Growth Index $10,000 $10,567 $11,314 $14,733 $14,510 $19,790 $27,408 $34,971 $24,782 $35,358 $47,152 Russell 1000® Index $10,000 $10,092 $11,308 $13,761 $13,102 $17,220 $20,830 $26,340 $21,302 $26,953 $33,560 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Service Class 2 38.54% 18.46% 17.93% Russell 1000® Growth Index 33.36% 18.96% 16.78% Russell 1000® Index 24.51% 14.28% 12.87% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 3,885,385,455
Holdings Count | shares	196
Advisory Fees Paid, Amount	$ 19,748,951
Investment Company Portfolio Turnover	58.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2024)
KEY FACTS
Fund Size	$3,885,385,455
Number of Holdings	196
Total Advisory Fee	$19,748,951
Portfolio Turnover	58%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 47.7 Communication Services 21.0 Consumer Discretionary 12.5 Financials 7.0 Health Care 4.8 Industrials 4.6 Consumer Staples 1.2 Utilities 1.0 Materials 0.3 Common Stocks 97.9 Preferred Stocks 2.1 Bonds 0.1 Preferred Securities 0.0 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 97.9 Preferred Stocks - 2.1 Bonds - 0.1 Preferred Securities - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - (0.1)% United States 94.0 Taiwan 1.6 Singapore 1.4 China 1.1 Canada 0.5 Germany 0.4 India 0.2 Netherlands 0.2 United Kingdom 0.2 Others 0.4 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 94.0 Taiwan - 1.6 Singapore - 1.4 China - 1.1 Canada - 0.5 Germany - 0.4 India - 0.2 Netherlands - 0.2 United Kingdom - 0.2 Others - 0.4
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) NVIDIA Corp 12.8 Microsoft Corp 8.2 Meta Platforms Inc Class A 6.2 Amazon.com Inc 5.6 Apple Inc 5.5 Broadcom Inc 4.8 Alphabet Inc Class C 4.4 Roku Inc Class A 3.2 Tesla Inc 2.4 Visa Inc Class A 2.2 55.3
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	funddocuments@fmr.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
VIP Mid Cap Portfolio - Initial Class
Shareholder Report [Line Items]
Fund Name	VIP Mid Cap Portfolio
Class Name	VIP Mid Cap Portfolio Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about VIP Mid Cap Portfolio for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 62	0.57%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	0.57%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities gained in 2024, driven by a sturdy economy, the Federal Reserve's long-anticipated pivot to cutting interest rates and the potential for artificial intelligence to drive transformative change.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the S&P MidCap 400 Index for the year, led by the consumer discretionary sector. Picks in consumer staples and financials, primarily banks, also boosted the fund's relative performance.
•The fund's non-benchmark stake in Vertiv Holdings gained 141% and was the top individual relative contributor. This period we decreased our position in the stock. An overweight in Deckers Outdoor (+83%) helped as well. This period we decreased our position in Deckers Outdoor. Another notable relative contributor was our non-benchmark stake in Howmet Aerospace (+110%). The stock was not held at period end.
•In contrast, the biggest detractor from performance versus the benchmark was stock picking in information technology. Also hurting our result was security selection in energy and utilities. Lastly, the fund's position in cash further detracted.
•Not owning Texas Pacific Land, a benchmark component that gained 117%, was the biggest individual relative detractor. Our stake in Super Micro Computer (+276%) also hurt. The stock was not held at period end. A holding in Emcor (+111%) detracted as well. This was an investment we established in 2024.
•Notable changes in positioning include increased exposure to the health care and financials sectors.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE December 31, 2014 through December 31, 2024. Initial investment of $10,000. Initial Class $10,000 $9,861 $11,068 $13,371 $11,427 $14,106 $16,672 $20,940 $17,853 $20,544 $24,138 S&P MidCap 400® Index $10,000 $9,782 $11,811 $13,730 $12,208 $15,407 $17,511 $21,847 $18,993 $22,115 $25,196 Russell 3000® Index $10,000 $10,048 $11,327 $13,721 $13,002 $17,035 $20,593 $25,877 $20,907 $26,334 $32,604 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Initial Class 17.49% 11.34% 9.21% S&P MidCap 400® Index 13.93% 10.34% 9.68% Russell 3000® Index 23.81% 13.86% 12.55% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 7,489,948,736
Holdings Count | shares	180
Advisory Fees Paid, Amount	$ 40,873,181
Investment Company Portfolio Turnover	52.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2024)
KEY FACTS
Fund Size	$7,489,948,736
Number of Holdings	180
Total Advisory Fee	$40,873,181
Portfolio Turnover	52%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 20.1 Industrials 18.1 Consumer Discretionary 12.3 Health Care 11.7 Information Technology 9.7 Real Estate 6.5 Energy 6.0 Materials 5.2 Consumer Staples 4.9 Utilities 3.4 Communication Services 1.8 Common Stocks 99.7 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.7 Short-Term Investments and Net Other Assets (Liabilities) - 0.3 United States 91.1 Canada 2.2 Israel 1.6 United Kingdom 1.6 Belgium 0.9 Puerto Rico 0.8 Brazil 0.4 Italy 0.4 France 0.3 Others 0.7 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 91.1 Canada - 2.2 Israel - 1.6 United Kingdom - 1.6 Belgium - 0.9 Puerto Rico - 0.8 Brazil - 0.4 Italy - 0.4 France - 0.3 Others - 0.7
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Reinsurance Group of America Inc 1.5 US Foods Holding Corp 1.4 ITT Inc 1.4 Williams-Sonoma Inc 1.3 East West Bancorp Inc 1.3 Wintrust Financial Corp 1.3 Primerica Inc 1.2 Performance Food Group Co 1.2 AptarGroup Inc 1.2 Wix.com Ltd 1.2 13.0
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	funddocuments@fmr.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
VIP Growth Opportunities Portfolio - Initial Class
Shareholder Report [Line Items]
Fund Name	VIP Growth Opportunities Portfolio
Class Name	VIP Growth Opportunities Portfolio Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about VIP Growth Opportunities Portfolio for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 69	0.58%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	0.58%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities gained in 2024, driven by a sturdy economy, the Federal Reserve's long-anticipated pivot to cutting interest rates and the potential for artificial intelligence to drive transformative change.
•Against this backdrop, security selection and sector/industry selection contributed in roughly equal measure to the fund's performance versus the Russell 1000 Growth Index for the year, led by information technology. An overweight in communication services, primarily within the media & entertainment industry, also boosted relative performance. Also contributing were security selection and an underweight in consumer discretionary, primarily within the consumer discretionary distribution & retail industry.
•The top individual relative contributor was an overweight in Nvidia (+171%). The stock was the fund's biggest holding. A second notable relative contributor was a non-benchmark stake in Sea (+160%). This period we decreased our investment in Sea. Another notable relative contributor was an overweight in Carvana (+283%).
•In contrast, the biggest detractor from performance versus the benchmark was stock picking in communication services, primarily within the media & entertainment industry. Also hurting our result were stock picks in financials, primarily within the financial services industry, and utilities.
•The biggest individual relative detractor was an overweight in Roku (-19%). This period we increased our position in Roku, which was one of the fund's largest holdings. A second notable relative detractor was a non-benchmark stake in ON Semiconductor (-24%). An overweight in Builders FirstSource (-14%) also detracted. This period we increased our position in Builders FirstSource.
•Notable changes in positioning include decreased exposure to the health care sector and a higher allocation to consumer discretionary.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE December 31, 2014 through December 31, 2024. Initial investment of $10,000. Initial Class $10,000 $10,561 $10,600 $14,253 $16,029 $22,576 $38,075 $42,622 $26,362 $38,396 $53,327 Russell 1000® Growth Index $10,000 $10,567 $11,314 $14,733 $14,510 $19,790 $27,408 $34,971 $24,782 $35,358 $47,152 Russell 1000® Index $10,000 $10,092 $11,308 $13,761 $13,102 $17,220 $20,830 $26,340 $21,302 $26,953 $33,560 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Initial Class 38.89% 18.76% 18.22% Russell 1000® Growth Index 33.36% 18.96% 16.78% Russell 1000® Index 24.51% 14.28% 12.87% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 3,885,385,455
Holdings Count | shares	196
Advisory Fees Paid, Amount	$ 19,748,951
Investment Company Portfolio Turnover	58.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2024)
KEY FACTS
Fund Size	$3,885,385,455
Number of Holdings	196
Total Advisory Fee	$19,748,951
Portfolio Turnover	58%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 47.7 Communication Services 21.0 Consumer Discretionary 12.5 Financials 7.0 Health Care 4.8 Industrials 4.6 Consumer Staples 1.2 Utilities 1.0 Materials 0.3 Common Stocks 97.9 Preferred Stocks 2.1 Bonds 0.1 Preferred Securities 0.0 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 97.9 Preferred Stocks - 2.1 Bonds - 0.1 Preferred Securities - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - (0.1)% United States 94.0 Taiwan 1.6 Singapore 1.4 China 1.1 Canada 0.5 Germany 0.4 India 0.2 Netherlands 0.2 United Kingdom 0.2 Others 0.4 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 94.0 Taiwan - 1.6 Singapore - 1.4 China - 1.1 Canada - 0.5 Germany - 0.4 India - 0.2 Netherlands - 0.2 United Kingdom - 0.2 Others - 0.4
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) NVIDIA Corp 12.8 Microsoft Corp 8.2 Meta Platforms Inc Class A 6.2 Amazon.com Inc 5.6 Apple Inc 5.5 Broadcom Inc 4.8 Alphabet Inc Class C 4.4 Roku Inc Class A 3.2 Tesla Inc 2.4 Visa Inc Class A 2.2 55.3
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	funddocuments@fmr.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
VIP Growth & Income Portfolio - Service Class 2
Shareholder Report [Line Items]
Fund Name	VIP Growth & Income Portfolio
Class Name	VIP Growth & Income Portfolio Service Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about VIP Growth & Income Portfolio for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 82	0.74%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities gained in 2024, driven by a sturdy economy, the Federal Reserve's long-anticipated pivot to cutting interest rates and the potential for artificial intelligence to drive transformative change.
•Against this backdrop, market selection was the primary detractor from the fund's performance versus the S&P 500® index for the fiscal year, especially an overweight in energy. Security selection and an underweight in communication services, primarily within the media & entertainment industry, also hampered the fund's result. Also hurting our result was an underweight in information technology, primarily within the semiconductors & semiconductor equipment industry.
•The largest individual relative detractor was an underweight in Nvidia (+171%), which was among the largest holdings. A second notable relative detractor was an overweight in Boeing (-33%). The company was one of the fund's biggest holdings this period. An underweight in Meta Platforms (+66%) also detracted. This was an investment we established this period.
•In contrast, the biggest contributor to performance versus the benchmark was security selection in industrials, primarily within the capital goods industry. Stock picking in health care also boosted relative performance. Also lifting the fund's relative result were stock picks and an overweight in financials, primarily within the banks industry.
•The top individual relative contributor was an overweight in GE Aerospace (+66%). The company was one of the fund's biggest holdings. A second notable relative contributor was an overweight in GE Vernova (+127%). This was an investment we established this period. The company also was among our biggest holdings at period end. An overweight in Wells Fargo (+43%) also helped. The company, too, was a sizable holding.
•Notable changes in positioning include a higher allocation to information technology.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE December 31, 2014 through December 31, 2024. Initial investment of $10,000. Service Class 2 $10,000 $9,746 $11,287 $13,162 $11,952 $15,499 $16,676 $20,952 $19,868 $23,526 $28,681 S&P 500® Index $10,000 $10,138 $11,351 $13,829 $13,223 $17,386 $20,585 $26,494 $21,696 $27,399 $34,254 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Service Class 2 21.91% 13.10% 11.11% S&P 500® Index 25.02% 14.53% 13.10% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 2,444,208,883
Holdings Count | shares	177
Advisory Fees Paid, Amount	$ 11,224,574
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2024)
KEY FACTS
Fund Size	$2,444,208,883
Number of Holdings	177
Total Advisory Fee	$11,224,574
Portfolio Turnover	14%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 23.4 Financials 20.2 Industrials 16.4 Health Care 11.0 Energy 8.9 Consumer Staples 5.9 Communication Services 4.5 Utilities 2.4 Consumer Discretionary 2.0 Real Estate 1.2 Materials 1.1 Common Stocks 96.0 Preferred Stocks 0.9 Bonds 0.1 Short-Term Investments and Net Other Assets (Liabilities) 3.0 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 96.0 Preferred Stocks - 0.9 Bonds - 0.1 Short-Term Investments and Net Other Assets (Liabilities) - 3.0 United States 91.0 Canada 1.5 Germany 1.5 United Kingdom 1.2 Netherlands 1.0 Belgium 0.9 France 0.8 Zambia 0.7 Taiwan 0.6 Others 0.8 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 91.0 Canada - 1.5 Germany - 1.5 United Kingdom - 1.2 Netherlands - 1.0 Belgium - 0.9 France - 0.8 Zambia - 0.7 Taiwan - 0.6 Others - 0.8
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Microsoft Corp 7.5 Wells Fargo & Co 6.5 Exxon Mobil Corp 5.8 GE Aerospace 4.6 NVIDIA Corp 4.1 Apple Inc 3.2 Bank of America Corp 2.9 Visa Inc Class A 2.3 GE Vernova Inc 2.2 UnitedHealth Group Inc 1.8 40.9
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	funddocuments@fmr.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
VIP Growth Opportunities Portfolio - Investor Class
Shareholder Report [Line Items]
Fund Name	VIP Growth Opportunities Portfolio
Class Name	VIP Growth Opportunities Portfolio Investor Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about VIP Growth Opportunities Portfolio for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 77	0.65%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities gained in 2024, driven by a sturdy economy, the Federal Reserve's long-anticipated pivot to cutting interest rates and the potential for artificial intelligence to drive transformative change.
•Against this backdrop, security selection and sector/industry selection contributed in roughly equal measure to the fund's performance versus the Russell 1000 Growth Index for the year, led by information technology. An overweight in communication services, primarily within the media & entertainment industry, also boosted relative performance. Also contributing were security selection and an underweight in consumer discretionary, primarily within the consumer discretionary distribution & retail industry.
•The top individual relative contributor was an overweight in Nvidia (+171%). The stock was the fund's biggest holding. A second notable relative contributor was a non-benchmark stake in Sea (+160%). This period we decreased our investment in Sea. Another notable relative contributor was an overweight in Carvana (+283%).
•In contrast, the biggest detractor from performance versus the benchmark was stock picking in communication services, primarily within the media & entertainment industry. Also hurting our result were stock picks in financials, primarily within the financial services industry, and utilities.
•The biggest individual relative detractor was an overweight in Roku (-19%). This period we increased our position in Roku, which was one of the fund's largest holdings. A second notable relative detractor was a non-benchmark stake in ON Semiconductor (-24%). An overweight in Builders FirstSource (-14%) also detracted. This period we increased our position in Builders FirstSource.
•Notable changes in positioning include decreased exposure to the health care sector and a higher allocation to consumer discretionary.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE December 31, 2014 through December 31, 2024. Initial investment of $10,000. Investor Class $10,000 $10,554 $10,584 $14,223 $15,982 $22,489 $37,899 $42,396 $26,200 $38,139 $52,924 Russell 1000® Growth Index $10,000 $10,567 $11,314 $14,733 $14,510 $19,790 $27,408 $34,971 $24,782 $35,358 $47,152 Russell 1000® Index $10,000 $10,092 $11,308 $13,761 $13,102 $17,220 $20,830 $26,340 $21,302 $26,953 $33,560 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Investor Class 38.77% 18.67% 18.13% Russell 1000® Growth Index 33.36% 18.96% 16.78% Russell 1000® Index 24.51% 14.28% 12.87% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 3,885,385,455
Holdings Count | shares	196
Advisory Fees Paid, Amount	$ 19,748,951
Investment Company Portfolio Turnover	58.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2024)
KEY FACTS
Fund Size	$3,885,385,455
Number of Holdings	196
Total Advisory Fee	$19,748,951
Portfolio Turnover	58%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 47.7 Communication Services 21.0 Consumer Discretionary 12.5 Financials 7.0 Health Care 4.8 Industrials 4.6 Consumer Staples 1.2 Utilities 1.0 Materials 0.3 Common Stocks 97.9 Preferred Stocks 2.1 Bonds 0.1 Preferred Securities 0.0 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 97.9 Preferred Stocks - 2.1 Bonds - 0.1 Preferred Securities - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - (0.1)% United States 94.0 Taiwan 1.6 Singapore 1.4 China 1.1 Canada 0.5 Germany 0.4 India 0.2 Netherlands 0.2 United Kingdom 0.2 Others 0.4 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 94.0 Taiwan - 1.6 Singapore - 1.4 China - 1.1 Canada - 0.5 Germany - 0.4 India - 0.2 Netherlands - 0.2 United Kingdom - 0.2 Others - 0.4
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) NVIDIA Corp 12.8 Microsoft Corp 8.2 Meta Platforms Inc Class A 6.2 Amazon.com Inc 5.6 Apple Inc 5.5 Broadcom Inc 4.8 Alphabet Inc Class C 4.4 Roku Inc Class A 3.2 Tesla Inc 2.4 Visa Inc Class A 2.2 55.3
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	funddocuments@fmr.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
VIP Value Strategies Portfolio - Service Class 2
Shareholder Report [Line Items]
Fund Name	VIP Value Strategies Portfolio
Class Name	VIP Value Strategies Portfolio Service Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about VIP Value Strategies Portfolio for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 89	0.85%

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities gained in 2024, driven by a sturdy economy, the Federal Reserve's long-anticipated pivot to cutting interest rates and the potential for artificial intelligence to drive transformative change.
•Against this backdrop, security selection was the primary detractor from the fund's performance versus the Russell Midcap Value Index for the fiscal year, especially within the consumer discretionary sector. Stock picking and an overweight in industrials also hampered the fund's result. Investment choices in communication services hurt as well.
•The biggest individual relative detractor was our non-benchmark stake in CVS Health (-41%). An overweight in Chemours (-44%) and position in Centene (-20%) also hurt. The latter stock was not held at period end but was among the fund's biggest holdings in 2024.
•In contrast, the biggest contributor to performance versus the benchmark was stock selection in information technology, primarily within the technology hardware & equipment industry. Picks in utilities also boosted relative performance. An overweight in financials, primarily within the financial services industry, helped as well.
•The top individual relative contributor was an overweight in Constellation Energy (+88%). This period we decreased our stake in Constellation Energy although it was among our largest holdings this period. A non-benchmark stake in Apollo Global Management gained approximately 80% and further bolstered relative performance. The stock was one of our largest holdings. A non-benchmark stake in Targa Resources (+111%) also helped.
•Notable changes in positioning include decreased exposure to the utilities and real estate sectors.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE December 31, 2014 through December 31, 2024. Initial investment of $10,000. Service Class 2 $10,000 $9,681 $10,579 $12,597 $10,393 $13,937 $15,055 $20,074 $18,599 $22,432 $24,487 Russell Midcap® Value Index $10,000 $9,522 $11,426 $12,951 $11,359 $14,433 $15,150 $19,443 $17,104 $19,278 $21,798 Russell 3000® Index $10,000 $10,048 $11,327 $13,721 $13,002 $17,035 $20,593 $25,877 $20,907 $26,334 $32,604 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Service Class 2 9.16% 11.93% 9.37% Russell Midcap® Value Index 13.07% 8.59% 8.10% Russell 3000® Index 23.81% 13.86% 12.55% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 938,382,301
Holdings Count | shares	116
Advisory Fees Paid, Amount	$ 4,291,907
Investment Company Portfolio Turnover	66.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2024)
KEY FACTS
Fund Size	$938,382,301
Number of Holdings	116
Total Advisory Fee	$4,291,907
Portfolio Turnover	66%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 21.4 Industrials 18.7 Consumer Discretionary 9.4 Materials 7.9 Energy 6.9 Information Technology 6.9 Real Estate 6.3 Health Care 5.9 Consumer Staples 5.3 Utilities 5.2 Communication Services 2.4 Common Stocks 96.3 Short-Term Investments and Net Other Assets (Liabilities) 3.7 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 96.3 Short-Term Investments and Net Other Assets (Liabilities) - 3.7 United States 91.2 Canada 4.0 Bailiwick Of Jersey 0.9 Spain 0.7 Puerto Rico 0.7 India 0.7 Portugal 0.5 Sweden 0.5 United Kingdom 0.4 Others 0.4 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 91.2 Canada - 4.0 Bailiwick Of Jersey - 0.9 Spain - 0.7 Puerto Rico - 0.7 India - 0.7 Portugal - 0.5 Sweden - 0.5 United Kingdom - 0.4 Others - 0.4
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Global Payments Inc 1.9 Apollo Global Management Inc 1.9 East West Bancorp Inc 1.9 First Citizens BancShares Inc/NC Class A 1.8 Canadian Natural Resources Ltd 1.6 PG&E Corp 1.5 Ventas Inc 1.5 Ameriprise Financial Inc 1.5 Jabil Inc 1.5 ON Semiconductor Corp 1.3 16.4
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	funddocuments@fmr.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
VIP Mid Cap Portfolio - Service Class 2
Shareholder Report [Line Items]
Fund Name	VIP Mid Cap Portfolio
Class Name	VIP Mid Cap Portfolio Service Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about VIP Mid Cap Portfolio for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 89	0.82%

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	0.82%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities gained in 2024, driven by a sturdy economy, the Federal Reserve's long-anticipated pivot to cutting interest rates and the potential for artificial intelligence to drive transformative change.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the S&P MidCap 400 Index for the year, led by the consumer discretionary sector. Picks in consumer staples and financials, primarily banks, also boosted the fund's relative performance.
•The fund's non-benchmark stake in Vertiv Holdings gained 141% and was the top individual relative contributor. This period we decreased our position in the stock. An overweight in Deckers Outdoor (+83%) helped as well. This period we decreased our position in Deckers Outdoor. Another notable relative contributor was our non-benchmark stake in Howmet Aerospace (+110%). The stock was not held at period end.
•In contrast, the biggest detractor from performance versus the benchmark was stock picking in information technology. Also hurting our result was security selection in energy and utilities. Lastly, the fund's position in cash further detracted.
•Not owning Texas Pacific Land, a benchmark component that gained 117%, was the biggest individual relative detractor. Our stake in Super Micro Computer (+276%) also hurt. The stock was not held at period end. A holding in Emcor (+111%) detracted as well. This was an investment we established in 2024.
•Notable changes in positioning include increased exposure to the health care and financials sectors.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE December 31, 2014 through December 31, 2024. Initial investment of $10,000. Service Class 2 $10,000 $9,837 $11,010 $13,271 $11,311 $13,932 $16,421 $20,576 $17,497 $20,086 $23,536 S&P MidCap 400® Index $10,000 $9,782 $11,811 $13,730 $12,208 $15,407 $17,511 $21,847 $18,993 $22,115 $25,196 Russell 3000® Index $10,000 $10,048 $11,327 $13,721 $13,002 $17,035 $20,593 $25,877 $20,907 $26,334 $32,604 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Service Class 2 17.18% 11.06% 8.94% S&P MidCap 400® Index 13.93% 10.34% 9.68% Russell 3000® Index 23.81% 13.86% 12.55% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 7,489,948,736
Holdings Count | shares	180
Advisory Fees Paid, Amount	$ 40,873,181
Investment Company Portfolio Turnover	52.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2024)
KEY FACTS
Fund Size	$7,489,948,736
Number of Holdings	180
Total Advisory Fee	$40,873,181
Portfolio Turnover	52%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 20.1 Industrials 18.1 Consumer Discretionary 12.3 Health Care 11.7 Information Technology 9.7 Real Estate 6.5 Energy 6.0 Materials 5.2 Consumer Staples 4.9 Utilities 3.4 Communication Services 1.8 Common Stocks 99.7 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.7 Short-Term Investments and Net Other Assets (Liabilities) - 0.3 United States 91.1 Canada 2.2 Israel 1.6 United Kingdom 1.6 Belgium 0.9 Puerto Rico 0.8 Brazil 0.4 Italy 0.4 France 0.3 Others 0.7 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 91.1 Canada - 2.2 Israel - 1.6 United Kingdom - 1.6 Belgium - 0.9 Puerto Rico - 0.8 Brazil - 0.4 Italy - 0.4 France - 0.3 Others - 0.7
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Reinsurance Group of America Inc 1.5 US Foods Holding Corp 1.4 ITT Inc 1.4 Williams-Sonoma Inc 1.3 East West Bancorp Inc 1.3 Wintrust Financial Corp 1.3 Primerica Inc 1.2 Performance Food Group Co 1.2 AptarGroup Inc 1.2 Wix.com Ltd 1.2 13.0
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	funddocuments@fmr.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
VIP Dynamic Capital Appreciation Portfolio - Initial Class
Shareholder Report [Line Items]
Fund Name	VIP Dynamic Capital Appreciation Portfolio
Class Name	VIP Dynamic Capital Appreciation Portfolio Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about VIP Dynamic Capital Appreciation Portfolio for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 70	0.62%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.62%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities gained in 2024, driven by a sturdy economy, the Federal Reserve's long-anticipated pivot to cutting interest rates and the potential for artificial intelligence to drive transformative change.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the S&P 500® index for the fiscal year, led by health care. Security selection in industrials, primarily within the capital goods industry, and information technology also boosted the fund's relative result.
•The top individual relative contributor was an overweight in Nvidia (+174%). The stock was the fund's biggest holding at period end. A second notable relative contributor was an overweight in GE Vernova (+137%). This was an investment we established this period. The company was one of the fund's largest holdings at period end. An overweight in Boston Scientific (+54%) also helped. The company was among the fund's largest holdings.
•In contrast, the biggest detractor from performance versus the benchmark was stock picking in consumer discretionary. An overweight in health care also hampered the fund's result, as did our picks and an underweight in communication services, primarily within the media & entertainment industry.
•Not owning Broadcom, a benchmark component that gained about 110%, was the biggest individual relative detractor. A non-benchmark stake in MongoDB returned approximately -39% and was the second-largest relative detractor. The stock was not held at period end. Not owning Tesla, a benchmark component that gained about 63%, also hurt.
•Notable changes in positioning include higher allocations to the consumer discretionary and financials sectors.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE December 31, 2014 through December 31, 2024. Initial investment of $10,000. Initial Class $10,000 $10,130 $10,421 $12,910 $12,279 $15,973 $21,341 $26,596 $21,046 $27,164 $34,098 S&P 500® Index $10,000 $10,138 $11,351 $13,829 $13,223 $17,386 $20,585 $26,494 $21,696 $27,399 $34,254 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Initial Class 25.52% 16.38% 13.05% S&P 500® Index 25.02% 14.53% 13.10% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 279,787,748
Holdings Count | shares	146
Advisory Fees Paid, Amount	$ 1,666,387
Investment Company Portfolio Turnover	61.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2024)
KEY FACTS
Fund Size	$279,787,748
Number of Holdings	146
Total Advisory Fee	$1,666,387
Portfolio Turnover	61%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 28.5 Health Care 17.2 Financials 13.2 Consumer Discretionary 12.7 Industrials 12.2 Communication Services 7.5 Energy 2.8 Materials 2.6 Consumer Staples 2.4 Real Estate 0.8 Common Stocks 99.6 Preferred Stocks 0.3 Preferred Securities 0.0 Bonds 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.1 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.6 Preferred Stocks - 0.3 Preferred Securities - 0.0 Bonds - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.1 United States 89.8 China 2.5 Taiwan 2.1 Canada 1.5 Brazil 0.9 Israel 0.8 Belgium 0.7 Netherlands 0.7 Germany 0.4 Others 0.6 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 89.8 China - 2.5 Taiwan - 2.1 Canada - 1.5 Brazil - 0.9 Israel - 0.8 Belgium - 0.7 Netherlands - 0.7 Germany - 0.4 Others - 0.6
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) NVIDIA Corp 8.7 Apple Inc 7.2 Amazon.com Inc 5.2 Microsoft Corp 4.5 Boston Scientific Corp 3.1 Alphabet Inc Class A 3.0 Mastercard Inc Class A 2.8 Taiwan Semiconductor Manufacturing Co Ltd ADR 2.0 Alphabet Inc Class C 1.7 GE Vernova Inc 1.6 39.8
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	funddocuments@fmr.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
VIP Balanced Portfolio - Investor Class
Shareholder Report [Line Items]
Fund Name	VIP Balanced Portfolio
Class Name	VIP Balanced Portfolio Investor Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about VIP Balanced Portfolio for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 54	0.50%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities posted a strong gain for the 12 months ending December 31, 2024, driven by a sturdy economy, the Federal Reserve's long-anticipated pivot to cutting interest rates and the potential for artificial intelligence to drive transformative change. On the other hand, U.S. taxable investment-grade bonds finished the year with a low single-digit gain, as the bond market reflected both three interest-rate reductions by the Fed and meaningful increases in U.S. Treasury yields.
•Against this backdrop, asset allocation - overweighting stocks and underweighting investment-grade bonds - meaningfully contributed to the fund's performance versus the Fidelity Balanced 60/40 Composite Index for the year. Investment choices in the bond subportfolio also helped the fund's relative result.
•Among stocks, picks in the health care and industrials sectors stood out as relative contributors. The top individual contributor was an overweight in Nvidia (+169%). We trimmed exposure to Nvidia, making it the fund's No. 2 holding as of December 31.
•Elsewhere, avoiding weak-performing index component Intel (-60%) boosted the fund's relative result. A non-Composite stake in UCB (+119%) - a new position in the equity subportfolio this period - further contributed.
•Conversely, security selection and an underweight in the information technology sector notably detracted from relative performance for the 12 months. Investment choices in consumer discretionary and communication services also hurt.
•Mostly avoiding Broadcom (+110%), where we established a position this period, detracted the most on a relative basis, followed by an overweight in Adobe (-25%) and SolarEdge Technologies (-85%). We trimmed our positions in both Adobe and SolarEdge this period.
•In fixed income, the fund notably benefited from exposure to asset-backed securities, including collateralized loan obligations, while the fund's yield-curve positioning modestly detracted for the year.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE December 31, 2014 through December 31, 2024. Initial investment of $10,000. Investor Class $10,000 $10,052 $10,774 $12,528 $11,992 $14,916 $18,250 $21,566 $17,678 $21,464 $24,863 Fidelity Balanced 60/40 Composite Index℠ $10,000 $10,128 $10,970 $12,529 $12,235 $14,948 $17,150 $19,869 $16,732 $19,689 $22,651 S&P 500® Index $10,000 $10,138 $11,351 $13,829 $13,223 $17,386 $20,585 $26,494 $21,696 $27,399 $34,254 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Investor Class 15.83% 10.76% 9.54% Fidelity Balanced 60/40 Composite Index℠ 15.04% 8.67% 8.52% S&P 500® Index 25.02% 14.53% 13.10% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 7,634,971,647
Holdings Count | shares	332
Advisory Fees Paid, Amount	$ 32,367,968
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2024)
KEY FACTS
Fund Size	$7,634,971,647
Number of Holdings	332
Total Advisory Fee	$32,367,968
Portfolio Turnover	33%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 22.3 AAA 2.4 AA 0.2 A 2.7 BBB 5.5 BB 0.6 B 0.3 Not Rated 0.4 Equities 65.4 Short-Term Investments and Net Other Assets (Liabilities) 0.2 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 22.3 AAA - 2.4 AA - 0.2 A - 2.7 BBB - 5.5 BB - 0.6 B - 0.3 Not Rated - 0.4 Equities - 65.4 Short-Term Investments and Net Other Assets (Liabilities) - 0.2 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. MARKET SECTORS (% of Fund's net assets) Information Technology 21.2 Financials 13.3 Consumer Discretionary 7.4 Communication Services 7.3 Health Care 7.1 Industrials 5.6 Consumer Staples 3.6 Energy 3.0 Real Estate 2.2 Utilities 1.9 Materials 1.1 Common Stocks 65.2 Bonds 34.4 Preferred Stocks 0.2 Short-Term Investments and Net Other Assets (Liabilities) 0.2 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 65.2 Bonds - 34.4 Preferred Stocks - 0.2 Short-Term Investments and Net Other Assets (Liabilities) - 0.2
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Notes 12.5 Apple Inc 5.3 NVIDIA Corp 4.9 Microsoft Corp 4.7 US Treasury Bonds 3.8 Alphabet Inc Class A 3.3 Amazon.com Inc 3.1 Fannie Mae Mortgage pass-thru certificates 2.2 Meta Platforms Inc Class A 1.8 Ginnie Mae II Pool 1.7 43.3
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	funddocuments@fmr.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
VIP Mid Cap Portfolio - Service Class
Shareholder Report [Line Items]
Fund Name	VIP Mid Cap Portfolio
Class Name	VIP Mid Cap Portfolio Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about VIP Mid Cap Portfolio for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 73	0.67%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	0.67%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities gained in 2024, driven by a sturdy economy, the Federal Reserve's long-anticipated pivot to cutting interest rates and the potential for artificial intelligence to drive transformative change.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the S&P MidCap 400 Index for the year, led by the consumer discretionary sector. Picks in consumer staples and financials, primarily banks, also boosted the fund's relative performance.
•The fund's non-benchmark stake in Vertiv Holdings gained 141% and was the top individual relative contributor. This period we decreased our position in the stock. An overweight in Deckers Outdoor (+83%) helped as well. This period we decreased our position in Deckers Outdoor. Another notable relative contributor was our non-benchmark stake in Howmet Aerospace (+110%). The stock was not held at period end.
•In contrast, the biggest detractor from performance versus the benchmark was stock picking in information technology. Also hurting our result was security selection in energy and utilities. Lastly, the fund's position in cash further detracted.
•Not owning Texas Pacific Land, a benchmark component that gained 117%, was the biggest individual relative detractor. Our stake in Super Micro Computer (+276%) also hurt. The stock was not held at period end. A holding in Emcor (+111%) detracted as well. This was an investment we established in 2024.
•Notable changes in positioning include increased exposure to the health care and financials sectors.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE December 31, 2014 through December 31, 2024. Initial investment of $10,000. Service Class $10,000 $9,850 $11,043 $13,329 $11,378 $14,035 $16,566 $20,792 $17,703 $20,359 $23,892 S&P MidCap 400® Index $10,000 $9,782 $11,811 $13,730 $12,208 $15,407 $17,511 $21,847 $18,993 $22,115 $25,196 Russell 3000® Index $10,000 $10,048 $11,327 $13,721 $13,002 $17,035 $20,593 $25,877 $20,907 $26,334 $32,604 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Service Class 17.35% 11.23% 9.10% S&P MidCap 400® Index 13.93% 10.34% 9.68% Russell 3000® Index 23.81% 13.86% 12.55% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 7,489,948,736
Holdings Count | shares	180
Advisory Fees Paid, Amount	$ 40,873,181
Investment Company Portfolio Turnover	52.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2024)
KEY FACTS
Fund Size	$7,489,948,736
Number of Holdings	180
Total Advisory Fee	$40,873,181
Portfolio Turnover	52%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 20.1 Industrials 18.1 Consumer Discretionary 12.3 Health Care 11.7 Information Technology 9.7 Real Estate 6.5 Energy 6.0 Materials 5.2 Consumer Staples 4.9 Utilities 3.4 Communication Services 1.8 Common Stocks 99.7 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.7 Short-Term Investments and Net Other Assets (Liabilities) - 0.3 United States 91.1 Canada 2.2 Israel 1.6 United Kingdom 1.6 Belgium 0.9 Puerto Rico 0.8 Brazil 0.4 Italy 0.4 France 0.3 Others 0.7 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 91.1 Canada - 2.2 Israel - 1.6 United Kingdom - 1.6 Belgium - 0.9 Puerto Rico - 0.8 Brazil - 0.4 Italy - 0.4 France - 0.3 Others - 0.7
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Reinsurance Group of America Inc 1.5 US Foods Holding Corp 1.4 ITT Inc 1.4 Williams-Sonoma Inc 1.3 East West Bancorp Inc 1.3 Wintrust Financial Corp 1.3 Primerica Inc 1.2 Performance Food Group Co 1.2 AptarGroup Inc 1.2 Wix.com Ltd 1.2 13.0
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	funddocuments@fmr.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
VIP Growth & Income Portfolio - Initial Class
Shareholder Report [Line Items]
Fund Name	VIP Growth & Income Portfolio
Class Name	VIP Growth & Income Portfolio Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about VIP Growth & Income Portfolio for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 54	0.49%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.49%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities gained in 2024, driven by a sturdy economy, the Federal Reserve's long-anticipated pivot to cutting interest rates and the potential for artificial intelligence to drive transformative change.
•Against this backdrop, market selection was the primary detractor from the fund's performance versus the S&P 500® index for the fiscal year, especially an overweight in energy. Security selection and an underweight in communication services, primarily within the media & entertainment industry, also hampered the fund's result. Also hurting our result was an underweight in information technology, primarily within the semiconductors & semiconductor equipment industry.
•The largest individual relative detractor was an underweight in Nvidia (+171%), which was among the largest holdings. A second notable relative detractor was an overweight in Boeing (-33%). The company was one of the fund's biggest holdings this period. An underweight in Meta Platforms (+66%) also detracted. This was an investment we established this period.
•In contrast, the biggest contributor to performance versus the benchmark was security selection in industrials, primarily within the capital goods industry. Stock picking in health care also boosted relative performance. Also lifting the fund's relative result were stock picks and an overweight in financials, primarily within the banks industry.
•The top individual relative contributor was an overweight in GE Aerospace (+66%). The company was one of the fund's biggest holdings. A second notable relative contributor was an overweight in GE Vernova (+127%). This was an investment we established this period. The company also was among our biggest holdings at period end. An overweight in Wells Fargo (+43%) also helped. The company, too, was a sizable holding.
•Notable changes in positioning include a higher allocation to information technology.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE December 31, 2014 through December 31, 2024. Initial investment of $10,000. Initial Class $10,000 $9,773 $11,344 $13,261 $12,070 $15,697 $16,929 $21,322 $20,267 $24,061 $29,405 S&P 500® Index $10,000 $10,138 $11,351 $13,829 $13,223 $17,386 $20,585 $26,494 $21,696 $27,399 $34,254 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Initial Class 22.21% 13.38% 11.39% S&P 500® Index 25.02% 14.53% 13.10% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 2,444,208,883
Holdings Count | shares	177
Advisory Fees Paid, Amount	$ 11,224,574
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2024)
KEY FACTS
Fund Size	$2,444,208,883
Number of Holdings	177
Total Advisory Fee	$11,224,574
Portfolio Turnover	14%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 23.4 Financials 20.2 Industrials 16.4 Health Care 11.0 Energy 8.9 Consumer Staples 5.9 Communication Services 4.5 Utilities 2.4 Consumer Discretionary 2.0 Real Estate 1.2 Materials 1.1 Common Stocks 96.0 Preferred Stocks 0.9 Bonds 0.1 Short-Term Investments and Net Other Assets (Liabilities) 3.0 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 96.0 Preferred Stocks - 0.9 Bonds - 0.1 Short-Term Investments and Net Other Assets (Liabilities) - 3.0 United States 91.0 Canada 1.5 Germany 1.5 United Kingdom 1.2 Netherlands 1.0 Belgium 0.9 France 0.8 Zambia 0.7 Taiwan 0.6 Others 0.8 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 91.0 Canada - 1.5 Germany - 1.5 United Kingdom - 1.2 Netherlands - 1.0 Belgium - 0.9 France - 0.8 Zambia - 0.7 Taiwan - 0.6 Others - 0.8
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Microsoft Corp 7.5 Wells Fargo & Co 6.5 Exxon Mobil Corp 5.8 GE Aerospace 4.6 NVIDIA Corp 4.1 Apple Inc 3.2 Bank of America Corp 2.9 Visa Inc Class A 2.3 GE Vernova Inc 2.2 UnitedHealth Group Inc 1.8 40.9
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	funddocuments@fmr.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
VIP Dynamic Capital Appreciation Portfolio - Investor Class
Shareholder Report [Line Items]
Fund Name	VIP Dynamic Capital Appreciation Portfolio
Class Name	VIP Dynamic Capital Appreciation Portfolio Investor Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about VIP Dynamic Capital Appreciation Portfolio for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 79	0.70%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities gained in 2024, driven by a sturdy economy, the Federal Reserve's long-anticipated pivot to cutting interest rates and the potential for artificial intelligence to drive transformative change.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the S&P 500® index for the fiscal year, led by health care. Security selection in industrials, primarily within the capital goods industry, and information technology also boosted the fund's relative result.
•The top individual relative contributor was an overweight in Nvidia (+174%). The stock was the fund's biggest holding at period end. A second notable relative contributor was an overweight in GE Vernova (+137%). This was an investment we established this period. The company was one of the fund's largest holdings at period end. An overweight in Boston Scientific (+54%) also helped. The company was among the fund's largest holdings.
•In contrast, the biggest detractor from performance versus the benchmark was stock picking in consumer discretionary. An overweight in health care also hampered the fund's result, as did our picks and an underweight in communication services, primarily within the media & entertainment industry.
•Not owning Broadcom, a benchmark component that gained about 110%, was the biggest individual relative detractor. A non-benchmark stake in MongoDB returned approximately -39% and was the second-largest relative detractor. The stock was not held at period end. Not owning Tesla, a benchmark component that gained about 63%, also hurt.
•Notable changes in positioning include higher allocations to the consumer discretionary and financials sectors.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE December 31, 2014 through December 31, 2024. Initial investment of $10,000. Investor Class $10,000 $10,122 $10,406 $12,876 $12,233 $15,911 $21,247 $26,444 $20,921 $26,972 $33,829 S&P 500® Index $10,000 $10,138 $11,351 $13,829 $13,223 $17,386 $20,585 $26,494 $21,696 $27,399 $34,254 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Investor Class 25.42% 16.28% 12.96% S&P 500® Index 25.02% 14.53% 13.10% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 279,787,748
Holdings Count | shares	146
Advisory Fees Paid, Amount	$ 1,666,387
Investment Company Portfolio Turnover	61.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2024)
KEY FACTS
Fund Size	$279,787,748
Number of Holdings	146
Total Advisory Fee	$1,666,387
Portfolio Turnover	61%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 28.5 Health Care 17.2 Financials 13.2 Consumer Discretionary 12.7 Industrials 12.2 Communication Services 7.5 Energy 2.8 Materials 2.6 Consumer Staples 2.4 Real Estate 0.8 Common Stocks 99.6 Preferred Stocks 0.3 Preferred Securities 0.0 Bonds 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.1 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.6 Preferred Stocks - 0.3 Preferred Securities - 0.0 Bonds - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.1 United States 89.8 China 2.5 Taiwan 2.1 Canada 1.5 Brazil 0.9 Israel 0.8 Belgium 0.7 Netherlands 0.7 Germany 0.4 Others 0.6 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 89.8 China - 2.5 Taiwan - 2.1 Canada - 1.5 Brazil - 0.9 Israel - 0.8 Belgium - 0.7 Netherlands - 0.7 Germany - 0.4 Others - 0.6
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) NVIDIA Corp 8.7 Apple Inc 7.2 Amazon.com Inc 5.2 Microsoft Corp 4.5 Boston Scientific Corp 3.1 Alphabet Inc Class A 3.0 Mastercard Inc Class A 2.8 Taiwan Semiconductor Manufacturing Co Ltd ADR 2.0 Alphabet Inc Class C 1.7 GE Vernova Inc 1.6 39.8
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	funddocuments@fmr.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
VIP Value Strategies Portfolio - Service Class
Shareholder Report [Line Items]
Fund Name	VIP Value Strategies Portfolio
Class Name	VIP Value Strategies Portfolio Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about VIP Value Strategies Portfolio for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 73	0.70%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities gained in 2024, driven by a sturdy economy, the Federal Reserve's long-anticipated pivot to cutting interest rates and the potential for artificial intelligence to drive transformative change.
•Against this backdrop, security selection was the primary detractor from the fund's performance versus the Russell Midcap Value Index for the fiscal year, especially within the consumer discretionary sector. Stock picking and an overweight in industrials also hampered the fund's result. Investment choices in communication services hurt as well.
•The biggest individual relative detractor was our non-benchmark stake in CVS Health (-41%). An overweight in Chemours (-44%) and position in Centene (-20%) also hurt. The latter stock was not held at period end but was among the fund's biggest holdings in 2024.
•In contrast, the biggest contributor to performance versus the benchmark was stock selection in information technology, primarily within the technology hardware & equipment industry. Picks in utilities also boosted relative performance. An overweight in financials, primarily within the financial services industry, helped as well.
•The top individual relative contributor was an overweight in Constellation Energy (+88%). This period we decreased our stake in Constellation Energy although it was among our largest holdings this period. A non-benchmark stake in Apollo Global Management gained approximately 80% and further bolstered relative performance. The stock was one of our largest holdings. A non-benchmark stake in Targa Resources (+111%) also helped.
•Notable changes in positioning include decreased exposure to the utilities and real estate sectors.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE December 31, 2014 through December 31, 2024. Initial investment of $10,000. Service Class $10,000 $9,695 $10,613 $12,652 $10,460 $14,046 $15,195 $20,282 $18,823 $22,733 $24,841 Russell Midcap® Value Index $10,000 $9,522 $11,426 $12,951 $11,359 $14,433 $15,150 $19,443 $17,104 $19,278 $21,798 Russell 3000® Index $10,000 $10,048 $11,327 $13,721 $13,002 $17,035 $20,593 $25,877 $20,907 $26,334 $32,604 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Service Class 9.27% 12.08% 9.53% Russell Midcap® Value Index 13.07% 8.59% 8.10% Russell 3000® Index 23.81% 13.86% 12.55% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 938,382,301
Holdings Count | shares	116
Advisory Fees Paid, Amount	$ 4,291,907
Investment Company Portfolio Turnover	66.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2024)
KEY FACTS
Fund Size	$938,382,301
Number of Holdings	116
Total Advisory Fee	$4,291,907
Portfolio Turnover	66%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 21.4 Industrials 18.7 Consumer Discretionary 9.4 Materials 7.9 Energy 6.9 Information Technology 6.9 Real Estate 6.3 Health Care 5.9 Consumer Staples 5.3 Utilities 5.2 Communication Services 2.4 Common Stocks 96.3 Short-Term Investments and Net Other Assets (Liabilities) 3.7 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 96.3 Short-Term Investments and Net Other Assets (Liabilities) - 3.7 United States 91.2 Canada 4.0 Bailiwick Of Jersey 0.9 Spain 0.7 Puerto Rico 0.7 India 0.7 Portugal 0.5 Sweden 0.5 United Kingdom 0.4 Others 0.4 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 91.2 Canada - 4.0 Bailiwick Of Jersey - 0.9 Spain - 0.7 Puerto Rico - 0.7 India - 0.7 Portugal - 0.5 Sweden - 0.5 United Kingdom - 0.4 Others - 0.4
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Global Payments Inc 1.9 Apollo Global Management Inc 1.9 East West Bancorp Inc 1.9 First Citizens BancShares Inc/NC Class A 1.8 Canadian Natural Resources Ltd 1.6 PG&E Corp 1.5 Ventas Inc 1.5 Ameriprise Financial Inc 1.5 Jabil Inc 1.5 ON Semiconductor Corp 1.3 16.4
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	funddocuments@fmr.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
VIP Value Strategies Portfolio - Investor Class
Shareholder Report [Line Items]
Fund Name	VIP Value Strategies Portfolio
Class Name	VIP Value Strategies Portfolio Investor Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about VIP Value Strategies Portfolio for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 70	0.66%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.66%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities gained in 2024, driven by a sturdy economy, the Federal Reserve's long-anticipated pivot to cutting interest rates and the potential for artificial intelligence to drive transformative change.
•Against this backdrop, security selection was the primary detractor from the fund's performance versus the Russell Midcap Value Index for the fiscal year, especially within the consumer discretionary sector. Stock picking and an overweight in industrials also hampered the fund's result. Investment choices in communication services hurt as well.
•The biggest individual relative detractor was our non-benchmark stake in CVS Health (-41%). An overweight in Chemours (-44%) and position in Centene (-20%) also hurt. The latter stock was not held at period end but was among the fund's biggest holdings in 2024.
•In contrast, the biggest contributor to performance versus the benchmark was stock selection in information technology, primarily within the technology hardware & equipment industry. Picks in utilities also boosted relative performance. An overweight in financials, primarily within the financial services industry, helped as well.
•The top individual relative contributor was an overweight in Constellation Energy (+88%). This period we decreased our stake in Constellation Energy although it was among our largest holdings this period. A non-benchmark stake in Apollo Global Management gained approximately 80% and further bolstered relative performance. The stock was one of our largest holdings. A non-benchmark stake in Targa Resources (+111%) also helped.
•Notable changes in positioning include decreased exposure to the utilities and real estate sectors.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE December 31, 2014 through December 31, 2024. Initial investment of $10,000. Investor Class $10,000 $9,693 $10,617 $12,666 $10,466 $14,053 $15,214 $20,308 $18,864 $22,778 $24,912 Russell Midcap® Value Index $10,000 $9,522 $11,426 $12,951 $11,359 $14,433 $15,150 $19,443 $17,104 $19,278 $21,798 Russell 3000® Index $10,000 $10,048 $11,327 $13,721 $13,002 $17,035 $20,593 $25,877 $20,907 $26,334 $32,604 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Investor Class 9.37% 12.13% 9.56% Russell Midcap® Value Index 13.07% 8.59% 8.10% Russell 3000® Index 23.81% 13.86% 12.55% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 938,382,301
Holdings Count | shares	116
Advisory Fees Paid, Amount	$ 4,291,907
Investment Company Portfolio Turnover	66.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2024)
KEY FACTS
Fund Size	$938,382,301
Number of Holdings	116
Total Advisory Fee	$4,291,907
Portfolio Turnover	66%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 21.4 Industrials 18.7 Consumer Discretionary 9.4 Materials 7.9 Energy 6.9 Information Technology 6.9 Real Estate 6.3 Health Care 5.9 Consumer Staples 5.3 Utilities 5.2 Communication Services 2.4 Common Stocks 96.3 Short-Term Investments and Net Other Assets (Liabilities) 3.7 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 96.3 Short-Term Investments and Net Other Assets (Liabilities) - 3.7 United States 91.2 Canada 4.0 Bailiwick Of Jersey 0.9 Spain 0.7 Puerto Rico 0.7 India 0.7 Portugal 0.5 Sweden 0.5 United Kingdom 0.4 Others 0.4 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 91.2 Canada - 4.0 Bailiwick Of Jersey - 0.9 Spain - 0.7 Puerto Rico - 0.7 India - 0.7 Portugal - 0.5 Sweden - 0.5 United Kingdom - 0.4 Others - 0.4
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Global Payments Inc 1.9 Apollo Global Management Inc 1.9 East West Bancorp Inc 1.9 First Citizens BancShares Inc/NC Class A 1.8 Canadian Natural Resources Ltd 1.6 PG&E Corp 1.5 Ventas Inc 1.5 Ameriprise Financial Inc 1.5 Jabil Inc 1.5 ON Semiconductor Corp 1.3 16.4
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	funddocuments@fmr.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec